Annual Operating Expenses - FidelityTelecomandUtilitiesFund-RetailPRO - FidelityTelecomandUtilitiesFund-RetailPRO - Fidelity Telecom and Utilities Fund - Fidelity Telecom and Utilities Fund	Apr. 01, 2023
Operating Expenses:
Management fee	0.54%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.19%
Total annual operating expenses	0.73%

[1]	A The management fee is comprised of a basic fee of 0.43% adjusted up or down by a maximum of 0.15% based on the fund's performance relative to that of the Russell 3000® Telecom and Utilities Select Index. Please see "Fund Services - Fund Management - Advisory Fee(s)" for additional information.